FINANCE INCOME AND COSTS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense:
Loans and notes	₽ 29,432	₽ 28,174	₽ 30,105
Amortization of debt issuance costs	109	97	489
Lease obligations	11,820	12,277	13,416
Provisions: unwinding of discount	165	138	113
Total interest expense	41,526	40,686	44,123
Loss on financial instruments		373	780
Other finance costs	143	85	151
Total finance costs	41,669	41,144	45,054
Less: amounts capitalized on qualifying assets	(533)	(426)	(550)
Debt modification/derecognition and other loss	216	1,366	2,862
Finance costs	41,352	42,084	47,366
Finance income on loans and receivables:
Interest income on bank deposits	1,468	2,282	3,318
Interest income on loans issued	52	17	91
Other finance income	998	1,138	943
Finance income	2,518	3,437	4,352
Net finance costs	₽ 38,834	₽ 38,647	₽ 43,014
Annual weighted average capitalization rates	6.80%	6.90%	8.10%